UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2015

Date of reporting period: May 31, 2015

Item 1. Report to Stockholders.

2015 Semi-Annual Report May 31, 2015

www.tortoiseadvisors.com

Tortoise Capital Advisors
2015 Semi-Annual Report

We are pleased to introduce this new combined financial report for our open end funds. We believe this combined approach will provide you with a comprehensive review of our funds that span the entire energy value chain.

Tortoise Capital Advisors is one of the leading managers of energy investments, including closed-end funds, open end funds, private funds and separate accounts.

Table of Contents

Letter to Shareholders	2

Tortoise North American Energy Independence Fund	4

Tortoise MLP & Pipeline Fund	6

Tortoise Select Opportunity Fund	8

Expense Examples	11

Financial Statements	13

Notes to Financial Statements	31

Additional Information	36

Tortoise Capital Advisors

2015 Semi-Annual Report | May 31, 2015

Open end fund comparison
Name/Ticker	Primary focus	Total assets ($ Millions)[1]
			Portfolio mix by commodity type[2]	Portfolio mix by geography[2]
Tortoise North American Energy Independence Fund Institutional Class (TNPIX) Investor Class (TNPTX) C Class (TNPCX) Inception: 4/2013	North American oil & gas producers	$12

			Portfolio mix by asset type[3]	Portfolio mix by ownership[3]
Tortoise MLP & Pipeline Fund Institutional Class (TORIX) Investor Class (TORTX) Inception: 5/2011 C Class (TORCX) Inception: 9/2012	North American pipeline companies	$2,213

			Portfolio mix by underlying investments[3]
Tortoise Select Opportunity Fund Institutional Class (TOPIX) Investor Class (TOPTX) C Class (TOPCX) Inception: 9/2013	North American energy companies and beneficiaries	$41

1  As of 6/30/2015
2  Based on 2015 expected production of the underlying companies in the fund’s portfolio as of 5/31/2015. There is no guarantee that these expectations will be met.
3  As of 5/31/2015

Tortoise Capital Advisors	1

Tortoise Capital Advisors
Semi-Annual 2015 report

Dear fellow shareholders,

The broad energy sector was relatively flat during the six months ending May 31, 2015 despite commodity price volatility, especially in the first fiscal quarter ending Feb. 28, 2015, with the S&P Energy Select Sector® Index returning -0.4%. The price of crude oil moved sharply lower in December and January. Factors pressuring oil prices included increasing global supply, uncertainty about global demand growth and a strong U.S. dollar. As can be the case in the short term, the market did not necessarily decipher quality, and stocks across the value chain were affected.

Across the broader market, equities edged out their fixed-income counterparts for the six-month period, with the S&P 500® Index returning 3.0% compared to the Barclays U.S. Aggregate Bond Index’s 1.1% return. The second half of the period started on an upbeat note, with better-than-expected earnings reports and economic data showing strength in new home construction, improving employment and marginal economic growth, though performance during the final three months of the period was essentially flat.

Upstream

Upstream oil and gas producers, as represented by the Tortoise North American Oil & Gas Producers IndexSM, returned -4.2% for the six-month period ending May 31, 2015. For the second half of that period, the index returned -0.3%, reflecting what appears to be an improving environment in this segment of the energy value chain. Crude oil prices opened the fiscal year at $66.15 per barrel, dropping to a low for the period of $43.46 on March 17, and then rebounding to close the period at $60.30. With the Organization of Petroleum Exporting Countries (OPEC) expected to continue to produce at least its 30 million barrels per day (MMbbl/d) quota to maintain market share — a plan the organization confirmed at its June 5 meeting in Vienna — U.S. oil producers have reined in spending, reduced headcounts and idled rigs. However, production continued to benefit from improved efficiencies, and current U.S. production is at its highest level since the early 1970s, averaging 9.6 MMbbl/d in May.1 It is expected that production generally will decline during the second half of 2015 and into 2016 before resuming growth.

Natural gas rigs also declined during the period.2 Nonetheless, production and inventories remain strong, which we think should keep prices at relatively low levels throughout the remainder of 2015. Increasingly efficient drilling likely will support growing production despite low natural gas prices. The bulk of growth is expected to come from the Marcellus, as uncompleted wells are finished and new infrastructure comes online to deliver gas to markets in the Northeast and the Gulf Coast. U.S. natural gas net imports decreased 9% in 2014, continuing an eight-year downward trajectory, with net natural gas imports (imports minus exports) reaching the lowest level since 1987.1

For the week ending May 29, storage levels surpassed the five-year (2010-2014) level. The week’s injection of 132 billion cubic feet was the largest net injection in more than a decade.1 Natural gas prices opened the fiscal year at $4.24 per million thermal units (MMBtu), hit their low for the period at $2.48 on April 27 and then closed the period at $2.64 per MMBtu.

Midstream

Master Limited Partnerships (MLPs), as represented by the Tortoise MLP Index®, posted a -4.8% return for the fiscal first half ending May 31, 2015. Midstream MLPs dramatically outperformed upstream MLPs, as investors continued to demonstrate their preference for midstream MLPs, which generally have less direct commodity price risk than their upstream counterparts.

Broader pipeline companies fared better than MLPs (which include companies across the energy value chain), as evidenced by the -2.5% return posted by the Tortoise North American Pipeline IndexSM for the six months ending May 31, 2015. Even as rig counts have come down dramatically, North American production has continued to be strong, underscoring the sustained need for greater pipeline takeaway capacity. Investment within the segment remains strong, with new midstream projects placed in service during the period and additional projects scheduled to commence later in 2015 and into 2016. Our projection for capital investment in MLP, pipeline and related organic growth projects from 2015 through 2017 remains strong at approximately $160 billion.

(unaudited)

2	Tortoise Capital Advisors

2015 Semi-Annual Report | May 31, 2015

Downstream

Low oil prices have benefitted refineries, reducing their costs and increasing demand for refined products, such as gasoline and diesel fuel. Meanwhile, continued strong natural gas production has supported the rapid expansion of petrochemical companies that use natural gas as a feedstock to make many household products. Over the last three years the Environmental Protection Agency and state agencies have issued draft or final permits to build or expand more than 100 oil, gas or chemical facilities along the Gulf Coast, with a dozen more applications pending.3 Inexpensive, abundant natural gas also has driven new construction of fertilizer plants in various sections of the country.

Capital markets

Capital markets remained supportive during the period, continuing to demonstrate their confidence in companies across the energy value chain. Total exploration and production capital raised was nearly $30 billion, fairly evenly split between equity and debt. Capital markets also remained supportive of MLP and pipeline companies, which raised nearly $15 billion in equity and approximately $24 billion in debt. Power companies in the downstream segment raised approximately $28 billion in total capital during the six-month period.

There were five MLP initial public offerings (IPOs) (including a supplier of wood pellets used for power generation; one of the largest owners of oil and gas mineral interests in the U.S.; and an owner of natural gas pipelines) and one C-corporation pipeline IPO during the first half of the fiscal year, together totaling approximately $3.9 billion. Merger and acquisition activity also was healthy during the period, with MLP and pipeline transactions totaling approximately $55 billion.

Concluding thoughts

Despite some current headwinds, we continue to believe the North American energy sector presents long-term investment opportunities. It appears that oil prices have somewhat stabilized as compared to the volatility experienced earlier in the year, and we think the second half of 2015 will bring a more balanced supply/demand equation, supporting higher crude oil prices over time.

Sincerely,

The Managing Directors at
Tortoise Capital Advisors, L.L.C.

The Tortoise North American Oil & Gas Producers IndexSM is a float adjusted, capitalization-weighted index of North American energy companies engaged primarily in the production of crude oil, condensate, natural gas or natural gas liquids (NGLs). The S&P 500® Index is an unmanaged market-value-weighted index of stocks, which is widely regarded as the standard for measuring large-cap U.S. stock market performance. The Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the market. The maturity of the bonds in the index are over one year. The Tortoise North American Pipeline IndexSM is a float adjusted, capitalization-weighted index of energy pipeline companies domiciled in the United States and Canada. The S&P Energy Select Sector® Index is a modified market capitalization-based index of S&P 500 companies in the energy sector involved in the development or production of energy products.

The Tortoise MLP Index® is a float-adjusted, capitalization-weighted index of energy master limited partnerships (MLPs). The Tortoise Midstream MLP Index®, a sub-index of the Tortoise MLP Index®, is comprised of all constituents included in the following sub sectors: Crude Oil Pipelines, Gathering & Processing, Natural Gas Pipelines and Refined Products Pipelines. The Tortoise Upstream IndexSM is comprised of all constituents included in the Tortoise MLP Index’s Coal and Oil & Gas Productions sub sector indices.

The indices are the exclusive property of Tortoise Index Solutions, LLC, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (“S&P Dow Jones Indices”) to calculate and maintain the Tortoise MLP Index®, Tortoise North American Pipeline IndexSM and Tortoise North American Oil and Gas Producers IndexSM. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and, these trademarks have been licensed to S&P Dow Jones Indices. “Calculated by S&P Dow Jones Indices” and its related stylized mark(s) have been licensed for use by Tortoise Index Solutions, LLC and its affiliates. Neither S&P Dow Jones Indices, SPFS, Dow Jones nor any of their affiliates sponsor and promote the Index and none shall be liable for any errors or omissions in calculating the Index.

It is not possible to invest directly in an index.

Performance data quoted represents past performance: past performance does not guarantee future results.

Like any other stock, total return and market value will fluctuate so that an investment, when sold, may be worth more or less than its original cost.

1 Energy Information Administration, June 2015
2 Baker Hughes, May 2015
3 Environmental Integrity Project, December 2014

(unaudited)

Tortoise Capital Advisors	3

Tortoise
North American Energy Independence Fund

Basic fund facts

Investment objective: Total return

Structure: Regulated investment company

	Institutional		Investor		C Class
Ticker	TNPIX		TNPTX		TNPCX
Net expense ratio(1)	1.10%		1.35%		2.10%
Redemption fee	None		None		None
Maximum front-end sales load	None	(2)	5.75%	(3)	None	(2)
Maximum deferred sales load	None		None	(4)	1.00%	(5)

(1)	Tortoise has contractually agreed to limit total operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage cost, interest, taxes and extraordinary expenses) through 5/31/2016. Reimbursed expenses may be recouped for a period of three fiscal years if such recoupment can be achieved without exceeding these expense limits.
(2)	While the Institutional and C Classes have no front-end load, advisory and other expenses still apply.
(3)	You may qualify for sales charge discounts if you invest at least $50,000.
(4)	No front-end sales charge is payable on Investor Class investments of $1 million or more, although the fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of purchase.
(5)	The C Class CDSC applies to redemptions made within 12 months of purchase.

Investment features

Before investing in the fund, investors should consider their investment goals, time horizons and risk tolerance. The fund may be an appropriate investment for investors who are seeking:

Differentiated access. Exposure to North American oil and gas production companies

Growth opportunities. Targeting long-term total return through North American shale production growth potential

Portfolio footprint. Exposure to multiple basins across North America

Investor simplicity. One 1099, no K-1s, no unrelated business taxable income, IRA suitability

Expertise of Tortoise Capital Advisors. A leading and pioneering energy investment firm

Targeted investment characteristics

The fund’s targeted investments generally will have the following characteristics:

●	Production volume growth potential over many years
●	Substantial acreage interests in premier North American oil and gas reservoirs, including shale
●	High-quality, financially disciplined management teams
●	Total-return potential

Value of $1,000,000 vs. S&P 500® Index
Since inception on April 1, 2013 through May 31, 2015

This chart illustrates the performance of a hypothetical $1,000,000 investment made on April 1, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for the index.

The performance data quoted above represents past performance since inception on April 1, 2013 through May 31, 2015. Past performance is no guarantee of future results. The investment return and value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be obtained through the most recent month-end by calling 855-TCA-FUND (855-822-3863). Future performance may be lower or higher than the performance stated above.

The S&P 500® Index is an unmanaged market-value weighted index of stocks, which is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns include reinvested dividends. You cannot invest directly in an index.

(unaudited)

4	Tortoise Capital Advisors

2015 Semi-Annual Report | May 31, 2015

Performance discussion

A number of factors influenced asset performance during the first half of the fund’s fiscal year.

●

The fund’s strategic focus on key basins, particularly the Permian, contributed to the fund’s positive absolute performance and significant relative outperformance in an environment of declining commodity prices, in which oil and gas producers broadly had negative returns.

●	Exposure to selected holdings in the Mid Continent and Eagle Ford basin also boosted performance, as did the fund’s underweight position in Canadian producers on a relative basis.
●

Liquids producers added to both absolute and relative performance, as crude oil prices improved during the latter half of the period. Natural gas producers detracted from absolute performance as natural gas prices remained low during the period.

●

Exposure to some smaller producers in the Marcellus detracted from absolute performance and an overweight position hurt relative results due to continued takeaway capacity constraints and a sharp decline in natural gas prices.

Total returns (as of May 31, 2015)
Ticker	Class	6 months	1 year	Since inception(1)	Gross expense ratio
TNPIX	Institutional	1.98%	-24.94%	0.45%	2.52%
TNPTX	Investor (excluding load)	1.87%	-25.15%	0.22%	2.77%
TNPTX	Investor (maximum load)	-3.97%	-29.46%	-2.49%	2.77%
TNPCX	C Class (excluding CDSC)	1.46%	-25.69%	-0.53%	3.52%
TNPCX	C Class (including CDSC)	0.51%	-26.39%	-0.53%	3.52%
S&P 500® Index(2)		2.97%	11.81%	17.24%	—

(1)	Reflects period from fund inception on April 1, 2013 through May 31, 2015.
(2)	The S&P 500® Index is an unmanaged market-value weighted index of stocks, which is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns include reinvested dividends. You cannot invest directly in an index.

Note: For period over 1 year, performance reflected is for the average annual returns. Performance data shown for the Investor Class (maximum load) reflects a sales charge of 5.75%. Performance data shown “excluding load” does not reflect the deduction of the maximum sales load. Performance data shown for the C Class (including contingent deferred sales charge (“CDSC”)) reflects a CDSC of 1% for the first 12 months of investment. Performance data shown “excluding CDSC” does not reflect the deduction of the CDSC. If reflected, the load and CDSC would reduce the performance quoted. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-TCA-FUND (855-822-3863).

(unaudited)

Tortoise Capital Advisors	5

Tortoise
MLP & Pipeline Fund

Basic fund facts

Investment objective: Total return

Structure: Regulated investment company

	Institutional		Investor		C Class
Ticker	TORIX		TORTX		TORCX
Net expense ratio(1)	1.00%		1.25%		2.00%
Redemption fee	None		None		None
Maximum front-end sales load	None	(2)	5.75%	(3)	None	(2)
Maximum deferred sales load	None		None	(4)	1.00%	(5)

(1)	Tortoise has contractually agreed to limit total operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage cost, interest, taxes and extraordinary expenses) through 5/31/2016. Reimbursed expenses may be recouped for a period of three fiscal years if such recoupment can be achieved without exceeding these expense limits.
(2)	While the Institutional and C Classes have no front-end load, advisory and other expenses still apply.
(3)	You may qualify for sales charge discounts if you invest at least $50,000.
(4)	No front-end sales charge is payable on Investor Class investments of $1 million or more, although the fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of purchase.
(5)	The C Class CDSC applies to redemptions made within 12 months of purchase.

Investment features

Before investing in the fund, investors should consider their investment goals, time horizons and risk tolerance. The fund may be an appropriate investment for investors who are seeking:

MLP & pipeline focus. Real, long-lived, essential assets

Efficient structure. Traditional flow-through mutual fund with daily liquidity at NAV

Investor simplicity. One 1099, no K-1s, no unrelated business taxable income, IRA suitability

Growth opportunities. Infrastructure projects connecting new areas of supply and demand

Experienced MLP adviser. A leading and pioneering MLP investment firm

Targeted investment characteristics

The fund’s targeted investments generally will have the following characteristics:

●	Strategic assets that fuel the economy
●	Diversified asset base
●	Limited direct commodity price exposure
●	History of predictable, recurring cash flows
●	Total-return potential through growth and current income
●	Experienced management teams

Value of $1,000,000 vs. S&P 500® Index
Since inception on May 31, 2011 through May 31, 2015

This chart illustrates the performance of a hypothetical $1,000,000 investment made on May 31, 2011, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for the index.

The performance data quoted above represents past performance since inception on May 31, 2011 through May 31, 2015. Past performance is no guarantee of future results. The investment return and value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be obtained through the most recent month-end by calling 855-TCA-FUND (855-822-3863). Future performance may be lower or higher than the performance stated above.

The S&P 500® Index is an unmanaged market-value weighted index of stocks, which is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns include reinvested dividends. You cannot invest directly in an index.

(unaudited)

6	Tortoise Capital Advisors

2015 Semi-Annual Report | May 31, 2015

Performance discussion

A number of factors influenced asset performance during the first half of the fund’s fiscal year.

●

Gathering and processing companies detracted the most from absolute performance, as those holdings with natural gas liquids (“NGLs”) exposure struggled as NGL prices remained low. An overweight stake also hurt relative results. However, one holding in this group, Williams Companies, announced its intended acquisition of Williams Partners, L.P. in a deal valued at approximately $14 billion. This was well received by the market, which helped offset some of the negative performance in the segment. In June, Williams Companies announced a broader strategic review, putting the pending transaction in doubt, which was also well received, further boosting performance for Williams Companies.

●

Natural gas pipeline companies, particularly those with gathering and processing assets with NGL price exposure, also hurt absolute performance. However, companies with more pure natural gas pipeline assets performed better and offset some of the negative performance.

●	Refined product pipeline companies added to both absolute and relative performance, benefiting from a long-term outlook for higher growth of dropdown assets.
●	Crude oil pipeline companies also helped absolute performance due to company-specific events.

Total returns (as of May 31, 2015)
Ticker	Class	6 months	1 year	3 years	Since inception(1)	Gross expense ratio
TORIX	Institutional	-2.35%	-3.00%	15.26%	16.17%	1.00%
TORTX	Investor (excluding load)	-2.54%	-3.25%	14.98%	15.82%	1.25%
TORTX	Investor (maximum load)	-8.13%	-8.80%	12.73%	14.12%	1.25%
TORCX	C Class (excluding CDSC)	-2.86%	-3.97%	14.13%	14.96%	2.00%
TORCX	C Class (including CDSC)	-3.83%	-4.88%	14.13%	14.96%	2.00%
S&P 500® Index(2)		2.97%	11.81%	19.67%	14.30%	—

(1)	Reflects period from fund inception on May 31, 2011 through May 31, 2015. The Institutional and Investor Class Shares commenced operations on May 31, 2011 and C Class Shares commenced operations on September 19, 2012. Performance shown for the C Class prior to inception of the C Class Shares is based on the performance of the Institutional Class Shares, adjusted for the higher expenses applicable to C Class Shares.
(2)	The S&P 500® Index is an unmanaged market-value weighted index of stocks, which is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns include reinvested dividends. You cannot invest directly in an index.

Note: For period over 1 year, performance reflected is for the average annual returns. Performance data shown for the Investor Class (maximum load) reflects a sales charge of 5.75%. Performance data shown “excluding load” does not reflect the deduction of the maximum sales load. Performance data shown for the C Class (including contingent deferred sales charge (“CDSC”)) reflects a CDSC of 1% for the first 12 months of investment. Performance data shown “excluding CDSC” does not reflect the deduction of the CDSC. If reflected, the load and CDSC would reduce the performance quoted. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investments in this report.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-TCA-FUND (855-822-3863).

(unaudited)

Tortoise Capital Advisors	7

Tortoise
Select Opportunity Fund

Basic fund facts

Investment objective: Total return

Structure: Regulated investment company

	Institutional		Investor		C Class
Ticker	TOPIX		TOPTX		TOPCX
Net expense ratio(1)	1.11%		1.36%		2.11%
Redemption fee	None		None		None
Maximum front-end sales load	None	(2)	5.75%	(3)	None	(2)
Maximum deferred sales load	None		None	(4)	1.00%	(5)

(1)	Tortoise has contractually agreed to limit total operating expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage cost, interest, taxes and extraordinary expenses) through 5/31/2016. Reimbursed expenses may be recouped for a period of three fiscal years if such recoupment can be achieved without exceeding these expense limits.
(2)	While the Institutional and C Classes have no front-end load, advisory and other expenses still apply.
(3)	You may qualify for sales charge discounts if you invest at least $50,000.
(4)	No front-end sales charge is payable on Investor Class investments of $1 million or more, although the fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of purchase.
(5)	The C Class CDSC applies to redemptions made within 12 months of purchase.

Investment features

Before investing in the fund, investors should consider their investment goals, time horizons and risk tolerance. The fund may be an appropriate investment for investors who are seeking:

Market opportunity. Shifting energy dynamics, imbalances and catalysts create opportunities

Dedicated select opportunity focus. A differentiated way to enhance energy exposure

Expertise of Tortoise Capital Advisors. A leading and pioneering energy investment firm

Investor simplicity. One 1099, no K-1s, no unrelated business taxable income, IRA suitability

Targeted investment characteristics

The fund’s targeted investments generally will have the following characteristics:

●	15 - 40 holdings across energy value chain
●	Sector ranges will vary over time based on targeted catalyst and trend exposure
●	Value chain segment and company specific exposure will fluctuate based on areas of highest conviction

Value of $1,000,000 vs. S&P 500® Index
Since inception on Sept. 30, 2013 through May 31, 2015

This chart illustrates the performance of a hypothetical $1,000,000 investment made on Sept. 30, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for the index.

The performance data quoted above represents past performance since inception on Sept. 30, 2013 through May 31, 2015. Past performance is no guarantee of future results. The investment return and value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be obtained through the most recent month-end by calling 855-TCA-FUND (855-822-3863). Future performance may be lower or higher than the performance stated above.

The S&P 500® Index is an unmanaged market-value weighted index of stocks, which is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns include reinvested dividends. You cannot invest directly in an index.

The S&P Energy Select Sector® Index is a modified market capitalization-based index of S&P 500 companies in the energy sector that develop and produce crude oil and natural gas and provide drilling and other energy related services. Returns include reinvested dividends. You cannot invest directly in an index.

(unaudited)

8	Tortoise Capital Advisors

2015 Semi-Annual Report | May 31, 2015

Performance discussion

A number of factors influenced asset performance during the first half of the fund’s fiscal year.

●

Exposure to petrochemical companies added the most to absolute performance and also helped relative outperformance. These companies benefited from lower input costs, mainly for ethane and propane, as well as lower oil prices, which drove healthy global gross domestic product growth, creating greater product demand.

●	Refiners also added to absolute and relative performance. They benefited from free cash flow growth due to strong demand for refined products driven by lower crude oil prices.
●	Renewable power companies, particularly YieldCos, helped both absolute and relative results, in line with increased demand for renewable energy sources, particularly solar and wind power.
●	As demand for crude oil storage continues to rise, the fund’s holdings in storage tankers also boosted performance.
●	Strategic selection and an underweight position in oil and gas production companies, the fund’s largest sector weighting, contributed positively to both absolute and relative performance.
●

Most of the fund’s midstream pipeline company holdings added to performance, with the exception of gathering and processing companies, which detracted from performance as natural gas liquids prices declined during the period.

●

The greatest performance detractors during the period were the fund’s oilfield services companies. As a result of lower commodity prices, exploration & production companies continued to sharply reduce capital expenditure, leading to a decline in rig counts and related drilling services. They also felt pressure to lower their service charges, thus contracting their profit margins. We have continued to hold these companies in anticipation of further stabilization of crude oil prices, which should lead to greater demand for oilfield services.

Total returns (as of May 31, 2015)
Ticker	Class	6 month	1 year	Since inception(1)	Gross expense ratio
TOPIX	Institutional	6.42%	-11.76%	4.09%	2.29%
TOPTX	Investor (excluding load)	6.19%	-12.05%	3.81%	2.54%
TOPTX	Investor (maximum load)	0.05%	-17.10%	0.18%	2.54%
TOPCX	C Class (excluding CDSC)	5.79%	-12.71%	3.07%	3.29%
TOPCX	C Class (including CDSC)	4.79%	-13.59%	3.07%	3.29%
S&P 500® Index(2)		2.97%	11.81%	16.90%	—
S&P Energy Select Sector® Index(3)		-0.41%	-15.84%	-1.29%	—

(1)	Reflects period from fund inception on Sept. 30, 2013 through May 31, 2015.
(2)	The S&P 500® Index is an unmanaged market-value weighted index of stocks, which is widely regarded as the standard for measuring large-cap U.S. stock market performance. Returns include reinvested dividends. You cannot invest directly in an index.
(3)	The S&P Energy Select Sector® Index is a modified market capitalization-based index of S&P 500 companies in the energy sector that develop and produce crude oil and natural gas and provide drilling and other energy related services. Returns include reinvested dividends. You cannot invest directly in an index.

Note: For period over 1 year, performance reflected is for the average annual returns. Performance data shown for the Investor Class (maximum load) reflects a sales charge of 5.75%. Performance data shown “excluding load” does not reflect the deduction of the maximum sales load. Performance data shown for the C Class (including contingent deferred sales charge (“CDSC”)) reflects a CDSC of 1% for the first 12 months of investment. Performance data shown “excluding CDSC” does not reflect the deduction of the CDSC. If reflected, the load and CDSC would reduce the performance quoted. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-TCA-FUND (855-822-3863).

(unaudited)

Tortoise Capital Advisors	9

Mutual fund investing involves risk. Principal loss is possible. The funds are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund. Therefore, the funds are more exposed to individual stock volatility than diversified funds. Investing in specific sectors such as North American energy may involve greater risk and volatility than less concentrated investments. Risks include, but are not limited to, risks associated with energy investments, including upstream energy companies, midstream companies, downstream companies, energy company beneficiaries, master limited partnerships (MLPs), MLP affiliates, commodity price volatility, supply and demand, regulatory, environmental, operating, capital markets, terrorism, natural disaster and climate change risks. The tax benefits received by an investor investing in the funds differ from that of a direct investment in an MLP by an investor. The value of the funds’ investments in an MLP will depend largely on the MLP’s treatment as a partnership for U.S. federal income tax purposes. If the MLP is deemed to be a corporation then its income would be subject to federal taxation, reducing the amount of cash available for distribution to the funds which could result in a reduction of the funds’ values. Investments in foreign companies involve risk not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks related to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risk and market practices, as well as fluctuations in foreign currencies. The funds invest in large, small and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The funds may also write call options which may limit the funds’ abilities to profit from increases in the market value of a security, but cause it to retain the risk of loss should the price of the security decline. Some funds may invest in other derivatives including options, futures and swap agreements, which can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the funds may not correlate with the underlying instrument or the fund’s other investments and can include additional risks such as liquidity risk, leverage risk and counterparty risk that are possibly greater than risks associated with investing directly in the underlying investments. Some funds may engage in short sales and in doing so are subject to the risk that they may not always be able to borrow a security, or close out a short position at a particular time or at an acceptable price.

Free cash flow is a measure of a company’s ability to generate the cash flow necessary to maintain operations. YieldCos are vehicles that own predominantly renewable energy assets and offer a high yield and dividend growth.

Nothing contained on this communication constitutes tax, legal, or investment advice. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation.

This report reflects our views and opinions as of the date herein, which are subject to change at any time based on market and other conditions. We disclaim any responsibility to update these views. The views should not be relied on as investment advice or an indication of trading intent on behalf of the funds.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

(unaudited)

10	Tortoise Capital Advisors

2015 Semi-Annual Report | May 31, 2015

Expense examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 – May 31, 2015).

Actual expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Tortoise North American Energy Independence Fund
			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	(12/01/2014
	(12/01/2014)	(05/31/2015)	to 05/31/2015)
Institutional Class Actual(2)	$1,000.00	$1,019.80	$5.54
Institutional Class Hypothetical	$1,000.00	$1,019.45	$5.54
(5% annual return before expenses)
Investor Class Actual(2)	$1,000.00	$1,018.70	$6.79
Investor Class Hypothetical	$1,000.00	$1,018.20	$6.79
(5% annual return before expenses)
C Class Actual(2)	$1,000.00	$1,014.60	$10.55
C Class Hypothetical	$1,000.00	$1,014.46	$10.55
(5% annual return before expenses)

(1)	Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.10%, 1.35%, and 2.10% for the Institutional Class, Investor Class and C Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
(2)	Based on the actual returns for the six-month period ended May 31, 2015 of 1.98%, 1.87% and 1.46% for the Institutional Class, Investor Class and C Class, respectively.

(unaudited)

Tortoise Capital Advisors	11

Tortoise MLP & Pipeline Fund
			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	(12/01/2014
	(12/01/2014)	(05/31/2015)	to 05/31/2015)
Institutional Class Actual(2)	$1,000.00	$976.50	$4.88
Institutional Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.00	$4.99
Investor Class Actual(2)	$1,000.00	$974.60	$6.10
Investor Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.24
C Class Actual(2)	$1,000.00	$971.40	$9.78
C Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.01	$10.00

(1)	Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.99%, 1.24%, and 1.99% for the Institutional Class, Investor Class and C Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
(2)	Based on the actual returns for the six-month period ended May 31, 2015 of (2.35)%, (2.54)% and (2.86)% for the Institutional Class, Investor Class and C Class, respectively.

Tortoise Select Opportunity Fund
			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	(12/01/2014
	(12/01/2014)	(05/31/2015)	to 05/31/2015)
Institutional Class Actual(2)	$1,000.00	$1,064.20	$5.66
Institutional Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.45	$5.54
Investor Class Actual(2)	$1,000.00	$1,061.90	$6.94
Investor Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.20	$6.79
C Class Actual(2)	$1,000.00	$1,057.90	$10.77
C Class Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.46	$10.55

(1)	Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.10%, 1.35%, and 2.10% for the Institutional Class, Investor Class and C Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
(2)	Based on the actual returns for the six-month period ended May 31, 2015 of 6.42%, 6.19% and 5.79% for the Institutional Class, Investor Class and C Class, respectively.

(unaudited)

12	Tortoise Capital Advisors

2015 Semi-Annual Report | May 31, 2015

Tortoise North American Energy Independence Fund
Schedule of Investments (unaudited)
May 31, 2015

	Shares	Fair Value
Common Stock — 98.5%(1)
Canada Oil & Gas Production — 5.3%(1)
Suncor Energy Inc.	23,802	$695,732
United States Oil & Gas Production — 93.2%(1)
Anadarko Petroleum Corporation	14,284	1,194,285
Antero Resources Corporation(2)	10,526	421,145
Cabot Oil & Gas Corporation	9,555	324,488
Carrizo Oil & Gas, Inc.(2)	7,935	398,020
Chesapeake Energy Corporation	8,865	125,085
Cimarex Energy Co.	5,360	619,134
Concho Resources Inc.(2)	4,931	593,199
Continental Resources, Inc.(2)	4,937	224,930
Devon Energy Corporation	6,636	432,800
Diamondback Energy, Inc.(2)	3,918	304,860
Encana Corporation	21,807	276,077
Energen Corporation	1,500	103,800
EOG Resources, Inc.	13,283	1,178,069
EP Energy Corporation(2)	11,800	155,170
EQT Corporation	12,672	1,078,007
Laredo Petroleum, Inc.(2)	16,607	226,187
Marathon Oil Corporation	22,867	621,754
Newfield Exploration Company(2)	12,194	461,055
Noble Energy, Inc.	13,043	571,023
Occidental Petroleum Corporation	10,533	823,575
Pioneer Natural Resources Company	7,727	1,142,282
Range Resources Corporation	9,345	517,806
RSP Permian, Inc.(2)	8,706	247,947
Whiting Petroleum Corporation(2)	6,013	198,369
		12,239,067
Total Common Stock
(Cost $14,890,946)		12,934,799

Short-Term Investment — 1.6%(1)
United States Investment Company — 1.6%(1)
Fidelity Institutional Money Market
Portfolio, Class I, 0.10%(3)
(Cost $210,901)	210,901	210,901
Total Investments — 100.1%(1)
(Cost $15,101,847)		13,145,700
Liabilities in Excess of Other
Assets, Net — (0.1)%(1)		(10,389)
Total Net Assets — 100.0%(1)		$13,135,311

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of May 31, 2015.

See accompanying Notes to Financial Statements.

Tortoise Capital Advisors	13

Tortoise MLP & Pipeline Fund
Schedule of Investments (unaudited)
May 31, 2015

	Shares	Fair Value
Common Stock — 74.5%(1)
Canadian Crude/Refined Products Pipelines — 14.2%(1)
Enbridge Inc.	3,734,610	$178,962,511
Inter Pipeline Ltd.	3,081,351	76,662,110
Pembina Pipeline Corporation	1,888,124	60,867,555
		316,492,176
Canadian Natural Gas/Natural Gas Liquids Pipelines — 4.8%(1)
TransCanada Corporation	2,450,026	106,257,628
United States Crude/Refined Products Pipelines — 7.2%(1)
Plains GP Holdings, L.P.	3,700,462	103,464,917
SemGroup Corp.	584,728	46,018,094
VTTI Energy Partners LP	408,538	10,577,049
		160,060,060
United States Local Distribution Companies — 8.8%(1)
NiSource Inc.	4,174,899	196,971,735
United States Natural Gas Gathering/Processing — 13.6%(1)
EnLink Midstream, LLC	1,269,222	42,023,940
Targa Resources Corp.	735,833	67,659,844
The Williams Companies, Inc.	3,790,597	193,699,507
		303,383,291
United States Natural Gas/Natural Gas Liquids Pipelines — 25.9%(1)
Cheniere Energy, Inc.(2)	608,433	46,137,474
Kinder Morgan, Inc.	4,675,591	193,990,271
National Fuel Gas Company	520,019	33,411,221
ONEOK, Inc.	2,438,510	102,222,339
Spectra Energy Corporation	5,715,554	201,016,034
		576,777,339
Total Common Stock
(Cost $1,611,266,105)		1,659,942,229

Master Limited Partnerships — 23.6%(1)
United States Crude/Refined Products Pipelines — 12.3%(1)
Buckeye Partners, L.P.	383,970	29,692,400
Genesis Energy, L.P.	345,503	16,801,811
Magellan Midstream Partners, L.P.	677,057	53,974,984
MPLX LP	246,824	18,018,152
Phillips 66 Partners LP	152,000	11,056,480
Plains All American Pipeline, L.P.	1,179,665	55,385,272
Shell Midstream Partners, L.P.	250,774	11,259,753
Shell Midstream Partners, L.P.(3)	241,342	10,307,717
Sunoco Logistics Partners L.P.	829,345	32,842,062
Tesoro Logistics LP	383,984	22,198,115
Valero Energy Partners LP	239,350	12,257,113
		273,793,859
United States Natural Gas Gathering/Processing — 4.0%(1)
Antero Midstream Partners LP	418,714	11,933,349
DCP Midstream Partners, LP	191,597	7,242,367
MarkWest Energy Partners, L.P.	514,259	33,236,559
Western Gas Equity Partners, LP	172,087	11,022,172
Western Gas Partners, LP	395,626	27,100,381
		90,534,828
United States Natural Gas/Natural Gas Liquids Pipelines — 7.3%(1)
Columbia Pipeline Partners LP	183,702	4,969,139
Energy Transfer Equity, L.P.	853,936	58,639,785
Enterprise Products Partners L.P.	2,359,447	76,493,272
EQT GP Holdings LP	170,733	5,501,017
EQT Midstream Partners LP	198,367	16,597,367
		162,200,580
Total Master Limited Partnerships
(Cost $431,572,783)		526,529,267

Short-Term Investment — 1.2%(1)
United States Investment Company — 1.2%(1)
Fidelity Institutional Money Market
Portfolio, Class I, 0.10%(4)
(Cost $28,027,633)	28,027,633	28,027,633
Total Investments — 99.3%(1)
(Cost $2,070,866,521)		2,214,499,129
Other Assets in Excess of
Liabilities, Net — 0.7%(1)		15,069,985
Total Net Assets — 100.0%(1)		$2,229,569,114

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Security is restricted from resale and considered illiquid. Restricted securities have been fair valued in accordance with procedures approved by the Board of Directors and have a total fair value of $10,307,717, which represents 0.5% of net assets. See Note 2 to the financial statements for further disclosure.
(4)	Rate indicated is the current yield as of May 31, 2015.

See accompanying Notes to Financial Statements.

14	Tortoise Capital Advisors

2015 Semi-Annual Report | May 31, 2015

Tortoise Select Opportunity Fund
Schedule of Investments (unaudited)
May 31, 2015

	Shares	Fair Value
Common Stock — 101.3%(1)
Bermuda Marine Transportation — 3.5%(1)
DHT Holdings, Inc.	30,383	$239,722
Hoegh LNG Partners LP	44,381	1,020,763
Nordic American Tankers Limited	19,995	258,135
		1,518,620
Republic of the Marshall Islands Marine Transportation — 2.7%(1)
Dorian LPG Ltd.(2)	83,399	1,155,076
The Netherlands Petrochemical — 5.6%(1)
LyondellBasell Industries N.V.	24,043	2,430,747
United States Crude/Refined Products Pipelines — 6.6%(1)
Plains GP Holdings, L.P.	69,457	1,942,018
VTTI Energy Partners LP	34,340	889,062
		2,831,080
United States Local Distribution Companies — 2.2%(1)
NiSource Inc.	20,525	968,370
United States Natural Gas Gathering/Processing — 5.3%(1)
Targa Resources Corp.	8,636	794,080
The Williams Companies, Inc.	29,563	1,510,670
		2,304,750
United States Natural Gas/Natural Gas Liquids Pipelines — 5.6%(1)
Cheniere Energy, Inc.(2)	17,702	1,342,342
Spectra Energy Corp	30,722	1,080,493
		2,422,835
United States Oil & Gas Production — 31.8%(1)
Anadarko Petroleum Corporation	33,870	2,831,871
Carrizo Oil & Gas, Inc.(2)	8,278	415,225
Cimarex Energy Co.	5,490	634,150
EOG Resources, Inc.	24,263	2,151,886
EQT Corporation	28,082	2,388,936
Laredo Petroleum, Inc.(2)	35,442	482,720
Occidental Petroleum Corporation	26,307	2,056,944
Pioneer Natural Resources Company	13,133	1,941,451
RSP Permian Inc.(2)	23,130	658,742
Whiting Petroleum Corporation(2)	5,611	185,107
		13,747,032
United States Oilfield Services — 11.1%(1)
Baker Hughes Incorporated	44,660	2,878,784
Helmerich & Payne, Inc.	5,956	434,728
Patterson-UTI Energy, Inc.	11,231	226,866
Schlumberger Limited	9,678	878,472
U.S. Silica Holdings, Inc.	11,701	360,976
		4,779,826
United States Petrochemical — 4.2%(1)
Westlake Chemical Corporation	25,366	1,788,557
United States Power/Utility — 9.0%(1)
NextEra Energy Partners, LP	18,090	854,752
NRG Energy, Inc.	34,065	858,438
NRG Yield, Inc.	18,771	508,131
SunEdison, Inc.(2)	32,141	963,266
TerraForm Power, Inc.	17,431	699,506
		3,884,093
United States Refining — 13.7%(1)
Marathon Petroleum Corporation	13,133	1,358,740
Phillips 66	28,892	2,285,935
Valero Energy Corporation	38,060	2,254,674
		5,899,349
Total Common Stock
(Cost $44,836,038)		43,730,335

Short-Term Investment — 0.8%(1)
United States Investment Company — 0.8%(1)
Invesco Liquid Assets Portfolio,
Institutional Class, 0.10%(3)
(Cost $337,084)	337,084	337,084
Total Investments — 102.1%(1)
(Cost $45,173,122)		44,067,419
Liabilities in Excess of Other
Assets, Net — (2.1)%(1)		(906,424)
Total Net Assets — 100.0%(1)		$43,160,995

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of May 31, 2015.

See accompanying Notes to Financial Statements.

Tortoise Capital Advisors	15

Statements of Assets & Liabilities (unaudited)
May 31, 2015

	Tortoise North
	American Energy	Tortoise MLP &	Tortoise Select
	Independence Fund	Pipeline Fund	Opportunity Fund
Assets:
Investments, at fair value (cost $15,101,847, $2,070,866,521,
and $45,173,122, respectively)	$13,145,700	$2,214,499,129	$44,067,419
Dividends & interest receivable	6,084	3,603,190	82,726
Receivable for capital shares sold	—	21,959,615	64,200
Receivable for Adviser expense reimbursement	20,919	—	17,609
Prepaid expenses and other assets	28,261	79,189	18,510
Total assets	13,200,964	2,240,141,123	44,250,464
Liabilities:
Payable for investment securities purchased	—	5,639,235	—
Payable for capital shares redeemed	4,995	2,651,175	1,008,718
Payable to Adviser	9,811	1,625,650	31,774
Payable for fund administration & accounting fees	13,043	169,354	13,219
Payable for compliance fees	2,008	2,003	2,007
Payable for custody fees	2,200	22,442	3,710
Payable for transfer agent fees & expenses	9,679	224,269	9,987
Payable to trustees	223	965	177
Distributions payable	—	1,172	—
Accrued expenses	20,635	40,213	16,293
Accrued distribution fees	3,059	195,531	3,584
Total liabilities	65,653	10,572,009	1,089,469
Net Assets	$13,135,311	$2,229,569,114	$43,160,995

Net Assets Consist of:
Capital Stock	$16,660,014	$2,075,871,313	$48,428,497
Undistributed (accumulated) net investment income (loss)	(14,811)	8,493,624	119,760
Undistributed (accumulated) net realized gain (loss) on investments	(1,553,745)	1,620,112	(4,281,559)
Net unrealized appreciation (depreciation) of investments
and translations of foreign currency	(1,956,147)	143,584,065	(1,105,703)
Net Assets	$13,135,311	$2,229,569,114	$43,160,995

Institutional Class
Net Assets	$11,207,797	$1,886,219,479	$37,347,138
Shares issued and outstanding(1)	1,182,652	115,750,181	3,534,709
Net asset value, redemption price and minimum offering price per share	$9.48	$16.30	$10.57

Investor Class
Net Assets	$1,049,883	$261,690,720	$5,330,090
Shares issued and outstanding(1)	111,363	16,139,503	505,495
Net asset value, redemption price and minimum offering price per share	$9.43	$16.21	$10.54
Maximum offering price per share(2)	$10.01	$17.20	$11.18

C Class
Net Assets	$877,631	$81,658,915	$483,767
Shares issued and outstanding(1)	94,683	5,079,215	46,370
Net asset value, redemption price and minimum offering price per share	$9.27	$16.08	$10.43

(1)	Unlimited shares authorized
(2)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.75%

See accompanying Notes to Financial Statements.

16	Tortoise Capital Advisors

2015 Semi-Annual Report | May 31, 2015

Statements of Operations (unaudited)
For the Six Months Ended May 31, 2015

	Tortoise North
	American Energy	Tortoise MLP &	Tortoise Select
	Independence Fund	Pipeline Fund	Opportunity Fund
Investment Income:
Dividends and distributions from common stock	$64,065	$27,871,281	$415,781
Distributions from master limited partnerships	—	10,380,790	—
Less: return of capital on distributions	—	(11,853,186)	(54,032)
Less: foreign taxes withheld	(2,334)	(1,154,411)	(1,157)
Net dividends and distributions from investments	61,731	25,244,474	360,592
Dividends from money market mutual funds	78	14,780	356
Total investment income	61,809	25,259,254	360,948
Expenses:
Advisory fees (See Note 5)	54,672	8,699,829	164,170
Fund administration & accounting fees (See Note 5)	44,388	478,163	44,292
Transfer agent fees & expenses (See Note 5)	25,966	708,907	28,603
Registration fees	19,305	74,751	20,686
Audit & tax fees	18,496	22,048	18,882
Compliance fees (See Note 5)	6,006	6,006	6,006
Shareholder communication fees	5,728	44,632	5,601
Legal fees	5,728	5,747	5,728
Trustee fees (See Note 5)	4,952	9,546	4,952
Custody fees (See Note 5)	4,505	54,772	4,754
Other	2,709	27,054	8,536
Distribution fees (See Note 6):
Investor Class	1,331	329,135	5,192
C Class	4,537	401,973	1,635
Total expenses before interest expense on line of credit	198,323	10,862,563	319,037
Interest expense on line of credit	—	2,746	—
Total expenses before reimbursement	198,323	10,865,309	319,037
Less: expense reimbursement by Adviser	(121,703)	—	(99,755)
Net expenses	76,620	10,865,309	219,282
Net Investment Income (Loss)	(14,811)	14,393,945	141,666
Realized and Unrealized Gain (Loss) on Investments
and Translations of Foreign Currency
Net realized gain (loss) on investments, including
foreign currency gain (loss)	(1,496,355)	2,172,970	(3,491,573)
Net unrealized appreciation (depreciation) of investments
and translations of foreign currency	1,520,400	(67,860,424)	5,833,646
Net Realized and Unrealized Gain (Loss) on Investments and
Translations of Foreign Currency	24,045	(65,687,454)	2,342,073
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,234	$(51,293,509)	$2,483,739

See accompanying Notes to Financial Statements.

Tortoise Capital Advisors	17

Statements of Changes in Net Assets

	Tortoise North American
	Energy Independence Fund
		Year Ended
	Six Months Ended	November 30,
	May 31, 2015	2014
	(unaudited)
Operations
Net investment income (loss)	$(14,811)	$(93,066)
Net realized gain (loss) on investments, including foreign currency gain (loss)	(1,496,355)	815,147
Net unrealized appreciation (depreciation) of investments
and translations of foreign currency	1,520,400	(3,613,051)
Net increase (decrease) in net assets resulting from operations	9,234	(2,890,970)
Capital Share Transactions
Institutional Class:
Proceeds from shares sold	1,348,433	9,050,009
Proceeds from reinvestment of distributions	638,419	3,568
Payments for shares redeemed	(3,353,975)	(7,374,085)
Increase (decrease) in net assets from Institutional Class transactions	(1,367,123)	1,679,492
Investor Class:
Proceeds from shares sold	451,444	1,794,404
Proceeds from reinvestment of distributions	43,739	67
Payments for shares redeemed	(365,625)	(1,006,876)
Increase (decrease) in net assets from Investor Class transactions	129,558	787,595
C Class:
Proceeds from shares sold	86,755	553,286
Proceeds from reinvestment of distributions	53,791	179
Payments for shares redeemed	(176,410)	(208,554)
Increase (decrease) in net assets from C Class transactions	(35,864)	344,911
Net increase (decrease) in net assets resulting from capital share transactions	(1,273,429)	2,811,998
Distributions to Shareholders
From net investment income
Institutional Class	—	—
Investor Class	—	—
C Class	—	—
From net realized gains
Institutional Class	(652,727)	(3,624)
Investor Class	(61,993)	(120)
C Class	(61,130)	(215)
From return of capital
Institutional Class	—	—
Investor Class	—	—
C Class	—	—
Total distributions to shareholders	(775,850)	(3,959)
Total Increase (Decrease) in Net Assets	(2,040,045)	(82,931)
Net Assets
Beginning of period	15,175,356	15,258,287
End of period	$13,135,311	$15,175,356
Undistributed (accumulated) net investment income (loss), end of period	$(14,811)	$—

See accompanying Notes to Financial Statements.

18	Tortoise Capital Advisors

2015 Semi-Annual Report | May 31, 2015

Tortoise MLP & Pipeline Fund		Tortoise Select Opportunity Fund
	Year Ended		Year Ended
Six Months Ended	November 30,	Six Months Ended	November 30,
May 31, 2015	2014	May 31, 2015	2014
(unaudited)		(unaudited)

$14,393,945	$14,167,721	$141,666	$34,412
2,172,970	103,723,860	(3,491,573)	(787,212)

(67,860,424)	99,234,182	5,833,646	(6,914,195)
(51,293,509)	217,125,763	2,483,739	(7,666,995)

684,857,436	1,033,615,493	10,278,699	43,699,717
9,596,450	58,933,285	52,709	21,131
(375,942,212)	(396,500,622)	(5,181,391)	(9,806,624)
318,511,674	696,048,156	5,150,017	33,914,224

91,612,131	177,968,898	4,017,370	7,555,723
1,757,524	15,906,114	2,360	121
(87,438,682)	(145,500,518)	(4,720,715)	(421,141)
5,930,973	48,374,494	(700,985)	7,134,703

13,367,781	52,309,884	263,036	260,723
318,260	4,260,430	10	—
(9,195,762)	(5,301,883)	—	(76,226)
4,490,279	51,268,431	263,046	184,497
328,932,926	795,691,081	4,712,078	41,233,424

(13,044,796)	(18,439,034)	(53,791)	(3,326)
(1,497,767)	(2,997,027)	(2,514)	(67)
(171,638)	(56,114)	(13)	—

—	(87,045,602)	—	(19,768)
—	(14,386,784)	—	(527)
—	(4,095,514)	—	(420)

(3,574,763)	(7,490,139)	—	—
(501,822)	(1,180,353)	—	—
(158,470)	(318,539)	—	—
(18,949,256)	(136,009,106)	(56,318)	(24,108)
258,690,161	876,807,738	7,139,499	33,542,321

1,970,878,953	1,094,071,215	36,021,496	2,479,175
$2,229,569,114	$1,970,878,953	$43,160,995	$36,021,496
$8,493,624	$13,048,935	$119,760	$34,412

See accompanying Notes to Financial Statements.

Tortoise Capital Advisors	19

Statements of Changes in Net Assets (continued)

	Tortoise North American
	Energy Independence Fund
		Year Ended
	Six Months Ended	November 30,
	May 31, 2015	2014
	(unaudited)
Transactions in Shares:
Institutional Class:
Shares sold	142,760	726,176
Shares issued to holders in reinvestment of dividends	67,629	305
Shares redeemed	(367,221)	(602,316)
Increase (decrease) in Institutional Class shares outstanding	(156,832)	124,165
Investor Class:
Shares sold	48,275	142,049
Shares issued to holders in reinvestment of dividends	4,648	6
Shares redeemed	(38,763)	(79,907)
Increase (decrease) in Investor Class shares outstanding	14,160	62,148
C Class:
Shares sold	9,905	43,195
Shares issued to holders in reinvestment of dividends	5,796	15
Shares redeemed	(19,607)	(17,658)
Increase (decrease) in C Class shares outstanding	(3,906)	25,552
Net increase (decrease) in shares outstanding	(146,578)	211,865

See accompanying Notes to Financial Statements.

20	Tortoise Capital Advisors

2015 Semi-Annual Report | May 31, 2015

Tortoise MLP & Pipeline Fund		Tortoise Select Opportunity Fund
	Year Ended		Year Ended
Six Months Ended	November 30,	Six Months Ended	November 30,
May 31, 2015	2014	May 31, 2015	2014
(unaudited)		(unaudited)

41,824,053	58,042,805	1,034,980	3,662,924
586,221	3,411,220	5,423	2,056
(23,252,144)	(22,529,362)	(517,546)	(888,515)
19,158,130	38,924,663	522,857	2,776,465

5,710,751	10,126,900	386,932	621,746
107,890	931,993	243	12
(5,439,273)	(8,038,728)	(470,112)	(39,311)
379,368	3,020,165	(82,937)	582,447

838,518	2,977,942	26,095	21,584
19,707	248,466	1	—
(574,865)	(301,903)	—	(6,310)
283,360	2,924,505	26,096	15,274
19,820,858	44,869,333	466,016	3,374,186

See accompanying Notes to Financial Statements.

Tortoise Capital Advisors	21

Tortoise North American Energy Independence Fund
Financial Highlights
Institutional Class

					Period from
			Year Ended		April 1,
	Six Months Ended		November 30,		2013(1) to
	May 31, 2015		2014		November 30, 2013
	(unaudited)
Per Common Share Data(2)
Net asset value, beginning of period	$9.90		$11.53		$10.00
Investment operations:
Net investment loss	(—	)(3)	(0.05)		(0.01)
Net realized and unrealized gain (loss) on investments
and translations of foreign currency	0.19		(1.58)		1.54
Total from investment operations	0.19		(1.63)		1.53
Less distributions from:
Net investment income	—		—		—
Net realized gains	(0.61)		(—	)(3)	—
Total distributions	(0.61)		(—)		—
Net asset value, end of period	$9.48		$9.90		$11.53
Total Return(4)	1.98%		(14.12)%		15.30%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$11,208		$13,257		$14,017
Ratio of expenses to average net assets:
Before expense reimbursement(5)	2.99%		2.52%		6.14%
After expense reimbursement(5)	1.10%		1.10%		1.10%
Ratio of net investment loss to average net assets:
Before expense reimbursement(5)	(2.03)%		(1.88)%		(5.50)%
After expense reimbursement(5)	(0.14)%		(0.46)%		(0.46)%
Portfolio turnover rate(4)	23%		73%		21%

(1)	Inception date of the Fund.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Amount per share is less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

22	Tortoise Capital Advisors

2015 Semi-Annual Report | May 31, 2015

Tortoise North American Energy Independence Fund
Financial Highlights (continued)
Investor Class

				Period from
		Year Ended		April 1,
	Six Months Ended	November 30,		2013(1) to
	May 31, 2015	2014		November 30, 2013
	(unaudited)
Per Common Share Data(2)
Net asset value, beginning of period	$9.86	$11.52		$10.00
Investment operations:
Net investment loss	(0.04)	(0.07)		(0.03)
Net realized and unrealized gain (loss) on investments
and translations of foreign currency	0.22	(1.59)		1.55
Total from investment operations	0.18	(1.66)		1.52
Less distributions from:
Net investment income	—	—		—
Net realized gains	(0.61)	(—	)(3)	—
Total distributions	(0.61)	(—)		—
Net asset value, end of period	$9.43	$9.86		$11.52
Total Return(4)(5)	1.87%	(14.39)%		15.20%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$1,050	$959		$404
Ratio of expenses to average net assets:
Before expense reimbursement(6)	3.24%	2.77%		6.39%
After expense reimbursement(6)	1.35%	1.35%		1.35%
Ratio of net investment loss to average net assets:
Before expense reimbursement(6)	(2.28)%	(2.13)%		(5.75)%
After expense reimbursement(6)	(0.39)%	(0.71)%		(0.71)%
Portfolio turnover rate(5)	23%	73%		21%

(1)	Inception date of the Fund.
(2)	For an Investor Class Share outstanding for the entire period.
(3)	Amount per share is less than $0.01.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

Tortoise Capital Advisors	23

Tortoise North American Energy Independence Fund
Financial Highlights (continued)
C Class

				Period from
		Year Ended		April 1,
	Six Months Ended	November 30,		2013(1) to
	May 31, 2015	2014		November 30, 2013
	(unaudited)
Per Common Share Data(2)
Net asset value, beginning of period	$9.74	$11.46		$10.00
Investment operations:
Net investment loss	(0.16)	(0.16)		(0.06)
Net realized and unrealized gain (loss) on investments
and translations of foreign currency	0.30	(1.56)		1.52
Total from investment operations	0.14	(1.72)		1.46
Less distributions from:
Net investment income	—	—		—
Net realized gains	(0.61)	(—	)(3)	—
Total distributions	(0.61)	(—)		—
Net asset value, end of period	$9.27	$9.74		$11.46
Total Return(4)(5)	1.46%	(14.99)%		14.60%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$878	$960		$837
Ratio of expenses to average net assets:
Before expense reimbursement(6)	3.99%	3.52%		7.14%
After expense reimbursement(6)	2.10%	2.10%		2.10%
Ratio of net investment loss to average net assets:
Before expense reimbursement(6)	(3.03)%	(2.88)%		(6.50)%
After expense reimbursement(6)	(1.14)%	(1.46)%		(1.46)%
Portfolio turnover rate(5)	23%	73%		21%

(1)	Inception date of the Fund.
(2)	For a C Class Share outstanding for the entire period.
(3)	Amount per share is less than $0.01.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

24	Tortoise Capital Advisors

2015 Semi-Annual Report | May 31, 2015

Tortoise MLP & Pipeline Fund
Financial Highlights
Institutional Class

					Period from
		Year Ended	Year Ended	Year Ended	May 31,
	Six Months Ended	November 30,	November 30,	November 30,	2011(1) to
	May 31, 2015	2014	2013	2012	November 30, 2011
	(unaudited)
Per Common Share Data(2)
Net asset value, beginning of period	$16.84	$15.16	$12.60	$11.09	$10.00
Investment operations:
Net investment income(3)	0.10	0.15	0.15	0.07	0.04
Net realized and unrealized gain (loss) on investments
and translations of foreign currency(3)	(0.49)	2.87	2.64	1.51	1.05
Total from investment operations	(0.39)	3.02	2.79	1.58	1.09
Less distributions from:
Net investment income	(0.12)	(0.28)	(0.09)	(0.04)	—
Net realized gains	—	(0.98)	(0.14)	(0.03)	—
Return of capital	(0.03)	(0.08)	—	—	—
Total distributions	(0.15)	(1.34)	(0.23)	(0.07)	—
Net asset value, end of period	$16.30	$16.84	$15.16	$12.60	$11.09
Total Return(4)	(2.35)%	19.97%	22.60%	14.32%	10.90%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$1,886,219	$1,627,019	$874,170	$337,740	$19,895
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(5)	0.99%	1.00%	1.04%	1.20%	3.90%
After expense reimbursement/recoupment(5)	0.99%	1.00%	1.08%	1.11%	1.10%
Ratio of expenses excluding interest expenses
to average net assets:
Before expense reimbursement/recoupment(5)	0.99%	1.00%	1.04%	1.19%	3.90%
After expense reimbursement/recoupment(5)	0.99%	1.00%	1.08%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment(5)	1.48%	0.95%	1.43%	1.55%	(1.44)%
After expense reimbursement/recoupment(5)	1.48%	0.95%	1.39%	1.64%	1.36%
Portfolio turnover rate(4)	14%	34%	25%	37%	46%

(1)	Inception date of the Institutional Class.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	The per common share data for the years ended November 30, 2013 and 2012 and the period from May 31, 2011 to November 30, 2011 do not reflect the change in estimate of investment income and return of capital. See Note 2 to the financial statements for further disclosure.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

Tortoise Capital Advisors	25

Tortoise MLP & Pipeline Fund
Financial Highlights (continued)
Investor Class

					Period from
		Year Ended	Year Ended	Year Ended	May 31,
	Six Months Ended	November 30,	November 30,	November 30,	2011(1) to
	May 31, 2015	2014	2013	2012	November 30, 2011
	(unaudited)
Per Common Share Data(2)
Net asset value, beginning of period	$16.76	$15.07	$12.54	$11.06	$10.00
Investment operations:
Net investment income(3)	0.10	0.12	0.10	0.03	0.06
Net realized and unrealized gain (loss) on investments
and translations of foreign currency(3)	(0.52)	2.85	2.64	1.51	1.00
Total from investment operations	(0.42)	2.97	2.74	1.54	1.06
Less distributions from:
Net investment income	(0.10)	(0.22)	(0.07)	(0.03)	—
Net realized gains	—	(0.98)	(0.14)	(0.03)	—
Return of capital	(0.03)	(0.08)	—	—	—
Total distributions	(0.13)	(1.28)	(0.21)	(0.06)	—
Net asset value, end of period	$16.21	$16.76	$15.07	$12.54	$11.06
Total Return(4)(5)	(2.54)%	19.70%	22.31%	14.03%	10.60%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$261,691	$264,146	$191,964	$55,256	$1,305
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(6)	1.24%	1.25%	1.29%	1.45%	4.15%
After expense reimbursement/recoupment(6)	1.24%	1.25%	1.33%	1.36%	1.35%
Ratio of expenses excluding interest expenses
to average net assets:
Before expense reimbursement/recoupment(6)	1.24%	1.25%	1.29%	1.44%	4.15%
After expense reimbursement/recoupment(6)	1.24%	1.25%	1.33%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment(6)	1.23%	0.70%	1.18%	1.30%	(1.72)%
After expense reimbursement/recoupment(6)	1.23%	0.70%	1.14%	1.39%	1.08%
Portfolio turnover rate(5)	14%	34%	25%	37%	46%

(1)	Inception date of the Investor Class.
(2)	For an Investor Class Share outstanding for the entire period.
(3)	The per common share data for the years ended November 30, 2013 and 2012 and the period from May 31, 2011 to November 30, 2011 do not reflect the change in estimate of investment income and return of capital. See Note 2 to the financial statements for further disclosure.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

26	Tortoise Capital Advisors

2015 Semi-Annual Report | May 31, 2015

Tortoise MLP & Pipeline Fund
Financial Highlights (continued)
C Class

				Period from
		Year Ended	Year Ended	September 19,
	Six Months Ended	November 30,	November 30,	2012(1) to
	May 31, 2015	2014	2013	November 30, 2012
	(unaudited)
Per Common Share Data(2)
Net asset value, beginning of period	$16.62	$14.93	$12.52	$12.68
Investment operations:
Net investment income(3)	0.04	0.04	0.09	0.01
Net realized and unrealized gain (loss) on investments
and translations of foreign currency(3)	(0.51)	2.77	2.53	(0.17)
Total from investment operations	(0.47)	2.81	2.62	(0.16)
Less distributions from:
Net investment income	(0.04)	(0.07)	(0.07)	—
Net realized gains	—	(0.98)	(0.14)	—
Return of capital	(0.03)	(0.07)	—	—
Total distributions	(0.07)	(1.12)	(0.21)	—
Net asset value, end of period	$16.08	$16.62	$14.93	$12.52
Total Return(4)(5)	(2.86)%	18.81%	21.37%	(1.26)%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$81,659	$79,714	$27,937	$2,090
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(6)	1.99%	2.00%	2.04%	2.19%
After expense reimbursement/recoupment(6)	1.99%	2.00%	2.08%	2.11%
Ratio of expenses excluding interest expenses
to average net assets:
Before expense reimbursement/recoupment(6)	1.99%	2.00%	2.04%	2.18%
After expense reimbursement/recoupment(6)	1.99%	2.00%	2.08%	2.10%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment(6)	0.48%	(0.05)%	0.43%	0.57%
After expense reimbursement/recoupment(6)	0.48%	(0.05)%	0.39%	0.65%
Portfolio turnover rate(5)	14%	34%	25%	37%

(1)	Inception date of the C Class.
(2)	For a C Class Share outstanding for the entire period.
(3)	The per common share data for the year ended November 30, 2013 and the period from September 19, 2012 to November 30, 2012 do not reflect the change in estimate of investment income and return of capital. See Note 2 to the financial statements for further disclosure.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

Tortoise Capital Advisors	27

Tortoise Select Opportunity Fund
Financial Highlights
Institutional Class

			Period from
		Year Ended	September 30,
	Six Months Ended	November 30,	2013(1) to
	May 31, 2015	2014	November 30, 2013
	(unaudited)
Per Common Share Data(2)
Net asset value, beginning of period	$9.95	$10.06	$10.00
Investment operations:
Net investment income	0.04	0.01	0.01
Net realized and unrealized gain (loss) on investments
and translations of foreign currency	0.60	(0.02)	0.05
Total from investment operations	0.64	(0.01)	0.06
Less distributions from:
Net investment income	(0.02)	(0.02)	—
Net realized gains	—	(0.08)	—
Total distributions	(0.02)	(0.10)	—
Net asset value, end of period	$10.57	$9.95	$10.06
Total Return(3)	6.42%	(0.15)%	0.60%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$37,347	$29,977	$2,369
Ratio of expenses to average net assets:
Before expense reimbursement(4)	1.62%	2.28%	25.20%
After expense reimbursement(4)	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement(4)	0.25%	(0.98)%	(23.09)%
After expense reimbursement(4)	0.77%	0.20%	1.01%
Portfolio turnover rate(3)	53%	131%	44%

(1)	Inception date of the Fund.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

28	Tortoise Capital Advisors

2015 Semi-Annual Report | May 31, 2015

Tortoise Select Opportunity Fund
Financial Highlights (continued)
Investor Class

				Period from
		Year Ended		September 30,
	Six Months Ended	November 30,		2013(1) to
	May 31, 2015	2014		November 30, 2013
	(unaudited)
Per Common Share Data(2)
Net asset value, beginning of period	$9.93	$10.06		$10.00
Investment operations:
Net investment income (loss)	0.03	(—	)(3)	0.01
Net realized and unrealized gain (loss) on investments
and translations of foreign currency	0.59	(0.04)		0.05
Total from investment operations	0.62	(0.04)		0.06
Less distributions from:
Net investment income	(0.01)	(0.01)		—
Net realized gains	—	(0.08)		—
Total distributions	(0.01)	(0.09)		—
Net asset value, end of period	$10.54	$9.93		$10.06
Total Return(4)(5)	6.19%	(0.38)%		0.60%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$5,330	$5,845		$60
Ratio of expenses to average net assets:
Before expense reimbursement(6)	1.87%	2.53%		25.45%
After expense reimbursement(6)	1.35%	1.35%		1.35%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement(6)	0.00%	(1.23)%		(23.34)%
After expense reimbursement(6)	0.52%	(0.05)%		0.76%
Portfolio turnover rate(5)	53%	131%		44%

(1)	Inception date of the Fund.
(2)	For an Investor Class Share outstanding for the entire period.
(3)	Amount per share is less than $0.01.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

Tortoise Capital Advisors	29

Tortoise Select Opportunity Fund
Financial Highlights (continued)
C Class

				Period from
			Year Ended	September 30,
	Six Months Ended		November 30,	2013(1) to
	May 31, 2015		2014	November 30, 2013
	(unaudited)
Per Common Share Data(2)
Net asset value, beginning of period	$9.86		$10.05	$10.00
Investment operations:
Net investment income (loss)	(0.01)		(0.06)	— (3)
Net realized and unrealized gain (loss) on investments
and translations of foreign currency	0.58		(0.05)	0.05
Total from investment operations	0.57		(0.11)	0.05
Less distributions from:
Net investment income	(—	)(3)	—	—
Net realized gains	—		(0.08)	—
Total distributions	(—)		(0.08)	—
Net asset value, end of period	$10.43		$9.86	$10.05
Total Return(4)(5)	5.79%		(1.09)%	0.50%
Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$484		$200	$50
Ratio of expenses to average net assets:
Before expense reimbursement(6)	2.62%		3.28%	26.20%
After expense reimbursement(6)	2.10%		2.10%	2.10%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement(6)	(0.75)%		(1.98)%	(24.09)%
After expense reimbursement(6)	(0.23)%		(0.80)%	0.01%
Portfolio turnover rate(5)	53%		131%	44%

(1)	Inception date of the Fund.
(2)	For a C Class Share outstanding for the entire period.
(3)	Amount per share is less than $0.01.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.

30	Tortoise Capital Advisors

2015 Semi-Annual Report | May 31, 2015

Notes to Financial Statements (unaudited)
May 31, 2015

1. Organization

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Tortoise North American Energy Independence Fund (“North American Energy Independence Fund”), the Tortoise MLP & Pipeline Fund (“MLP & Pipeline Fund”), and the Tortoise Select Opportunity Fund (“Select Opportunity Fund”) (or collectively, “the Funds”) are each a non-diversified series with their own investment objectives and policies within the Trust.

The investment objective of the North American Energy Independence Fund is total return. The North American Energy Independence Fund seeks to achieve its objective by investing primarily in North American energy companies that engage in the exploration and production of crude oil, condensate, natural gas and natural gas liquids that generally have a strong presence in North American oil or gas reservoirs, including shale. The North American Energy Independence Fund commenced operations on April 1, 2013.

The investment objective of the MLP & Pipeline Fund is total return. The MLP & Pipeline Fund seeks to achieve its objective by investing primarily in equity securities of master limited partnerships (“MLPs”) and pipeline companies that own and operate a network of energy infrastructure asset systems that transport, store, distribute, gather and/or process crude oil, refined petroleum products (including biodiesel and ethanol), natural gas or natural gas liquids. The MLP & Pipeline Fund commenced operations on May 31, 2011.

The investment objective of the Select Opportunity Fund is total return. The Select Opportunity Fund invests primarily in the securities of North American Energy companies or other companies that benefit from the operations of such North American energy companies. The Select Opportunity Fund seeks to achieve its objective by investing typically in 15 to 40 common stocks issued by companies of any capitalization that are publicly traded on an exchange or in the over-the-counter market. The Select Opportunity Fund commenced operations on September 30, 2013.

The Funds offer three classes of shares: the Institutional Class, the Investor Class and the C Class. Institutional Class shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Investor Class shares may be subject to a front-end sales charge of up to 5.75%. C Class shares may be subject to a deferred sales charge of up to 1.00%.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation — All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes — The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended May 31, 2015, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2015, the Funds did not incur any interest or penalties. Each fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions, Income and Distributions — Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Distributions received from the Funds’ investments generally are comprised of ordinary income and return of capital. The Funds allocate distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds.

The North American Energy Independence Fund and the Select Opportunity Fund distribute all net investment income, if any, and net realized capital gains, if any, annually in December. The MLP & Pipeline Fund will make distributions of net investment income, if any, semi-annually and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Tortoise Capital Advisors	31

Notes to Financial Statements (unaudited) (continued)

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses — Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% and 1.00% of average daily net assets of Investor Class shares and C Class shares, respectively. Trust expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Illiquid or Restricted Securities — A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value. Each Fund will not hold more than 15% of the value of its net assets in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. At May 31, 2015, the North American Energy Independence Fund and the Select Opportunity Fund did not hold any illiquid securities. At May 31, 2015, the MLP & Pipeline Fund had investments in illiquid securities with a total value of $10,307,717 or 0.5% of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

Security	Shares	Date Acquired	Cost Basis
Shell Midstream Partners, L.P.	241,342	05/2015	$9,412,338

The carrying value per unit of unrestricted common units of Shell Midstream Partners, L.P. was $46.91 on May 12, 2015, the date of the purchase agreement and the date an enforceable right to acquire the restricted Shell Midstream Partners, L.P. units was obtained by the MLP & Pipeline Fund.

Indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred, and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Cash and Cash Equivalents — Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and include money market fund accounts.

3. Securities Valuation

The Funds have adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical assets or liabilities.

Level 2 —

Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.

Common stock (including MLPs) — Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies — Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

32	Tortoise Capital Advisors

2015 Semi-Annual Report | May 31, 2015

Notes to Financial Statements (unaudited) (continued)

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value each Fund’s securities by level within the fair value hierarchy as of May 31, 2015:

North American Energy Independence Fund	Level 1	Level 2	Level 3	Total
Common stock	$12,934,799	$—	$—	$12,934,799
Short-term investment	210,901	—	—	210,901
Total investments in securities	$13,145,700	$—	$—	$13,145,700

MLP & Pipeline Fund	Level 1	Level 2	Level 3	Total
Common stock	$1,659,942,229	$—	$—	$1,659,942,229
Master limited partnerships	516,221,550	10,307,717	—	526,529,267
Short-term investment	28,027,633	—	—	28,027,633
Total investments in securities	$2,204,191,412	$10,307,717	$—	$2,214,499,129

Select Opportunity Fund	Level 1	Level 2	Level 3	Total
Common stock	$43,730,335	$—	$—	$43,730,335
Short-term investment	337,084	—	—	337,084
Total investments in securities	$44,067,419	$—	$—	$44,067,419

Refer to each Fund’s Schedule of Investments for additional industry information. Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2015, the Funds recognized no transfers between levels. The Funds did not invest in any Level 3 investments.

4. Concentration Risk

Each of the North American Energy Independence Fund and the Select Opportunity Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in securities of North American energy companies. Funds that primarily invest in a particular sector may experience greater volatility than funds investing in a broad range of industry sectors.

The MLP & Pipeline Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in securities of MLP and pipeline companies. Funds that primarily invest in a particular sector may experience greater volatility than funds investing in a broad range of industry sectors.

5. Investment Advisory Fee and Other Transactions with Affiliates

The Trust has an agreement with Tortoise Capital Advisors, L.L.C. (the “Adviser”) to furnish investment advisory services to the Funds. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of each Fund’s average daily net assets.

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for each Fund do not exceed 1.10%, 1.35%, and 2.10% of average daily net assets of each Fund’s Institutional Class shares, Investor Class shares, and C Class shares, respectively. Any such reduction made by the Adviser in its fees or payment of expenses which are each Fund’s obligation are subject to possible reimbursement by the Fund to the Adviser within three years after the fees have been waived and/or reimbursed. Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation

Tortoise Capital Advisors	33

Notes to Financial Statements (unaudited) (continued)

Agreement will be in effect through at least May 31, 2016. During the period ended May 31, 2015, the Adviser did not recoup any previously waived fees. Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Fund	11/30/2016	11/30/2017	11/30/2018
North American Energy Independence Fund	$194,459	$247,017	$121,703
MLP & Pipeline Fund	—	—	—
Select Opportunity Fund	83,530	250,594	99,755

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust and the Chief Compliance Officer are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended May 31, 2015 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is an interested person of the Distributor.

6. Distribution Costs

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class and the C Class. The Plan permits each Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class and 1.00% of the C Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended May 31, 2015, expenses incurred by the Investor Class and C Class pursuant to the Plan were as follows:

Fund	Investor Class	C Class
North American Energy Independence Fund	$1,331	$4,537
MLP & Pipeline Fund	329,135	401,973
Select Opportunity Fund	5,192	1,635

7. Investment Transactions

The aggregate purchases and sales, excluding U.S. government securities and short-term investments, by the Funds for the period ended May 31, 2015, were as follows:

	Purchases	Sales
North American Energy Independence Fund	$2,956,631	$5,007,569
MLP & Pipeline Fund	597,693,938	288,379,599
Select Opportunity Fund	26,579,776	20,405,326

8. Federal Tax Information

As of November 30, 2014, the components of accumulated gains (losses) on a tax basis were as follows:

	North American Energy		Select Opportunity
	Independence Fund	MLP & Pipeline Fund	Fund
Cost of investments	$21,706,699	$1,731,444,114	$42,809,780
Gross unrealized appreciation	60,222	277,879,542	559,521
Gross unrealized depreciation	(3,594,137)	(53,938,976)	(7,729,209)
Net unrealized appreciation (depreciation)	(3,533,915)	223,940,566	(7,169,688)
Undistributed ordinary income	670,889	—	34,412
Undistributed long-term capital gain	104,939	—	—
Total distributable earnings	775,828	—	34,412
Other accumulated gains (losses)	—	—	(559,647)
Total accumulated earnings (losses)	$(2,758,087)	$223,940,566	$(7,694,923)

34	Tortoise Capital Advisors

2015 Semi-Annual Report | May 31, 2015

Notes to Financial Statements (unaudited) (continued)

As of November 30, 2014, the North American Energy Independence Fund and MLP & Pipeline Fund did not have any capital loss carryforwards. As of November 30, 2014, the Select Opportunity Fund had capital loss carryforwards of $559,647 that will be carried over indefinitely to offset future capital gains.

As of May 31, 2015, the cost basis for investments for federal income tax purposes was as follows:

	North American Energy		Select Opportunity
	Independence Fund	MLP & Pipeline Fund	Fund
Cost of investments	$15,101,847	$2,030,739,527	$45,173,122
Gross unrealized appreciation	270,683	249,232,701	2,210,855
Gross unrealized depreciation	(2,226,830)	(65,473,099)	(3,316,558)
Net unrealized appreciation (depreciation)	$(1,956,147)	$183,759,602	$(1,105,703)

During the period ended May 31, 2015, the Funds paid the following distributions to shareholders:

	North American Energy	MLP & Pipeline Fund	Select Opportunity
	Independence Fund	(estimate)	Fund
Ordinary income*	$670,909	$14,714,201	$56,318
Long-term capital gains**	104,941	—	—
Return of capital	—	4,235,055	—
Total distributions	$775,850	$18,949,256	$56,318

During the year ended November 30, 2014, the Funds paid the following distributions to shareholders:

	North American Energy		Select Opportunity
	Independence Fund	MLP & Pipeline Fund	Fund
Ordinary income*	$3,959	$29,406,493	$24,108
Long-term capital gains**	—	97,613,582	—
Return of capital	—	8,989,031	—
Total distributions	$3,959	$136,009,106	$24,108

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Funds designate as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(c).

9. Line of Credit

The MLP & Pipeline Fund established a line of credit (“LOC”) in the amount of $135,000,000. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the MLP & Pipeline Fund’s custodian, U.S. Bank, N.A. During the period ended, May 31, 2015, the MLP & Pipeline Fund had average outstanding borrowings of $167,115 under the LOC and paid a weighted-average interest rate of 3.25%.

10. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2015, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
North American Energy Independence Fund	National Financial Services, LLC	71.9%
Select Opportunity Fund	Charles Schwab & Co.	66.5%

Tortoise Capital Advisors	35

Additional Information (unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT —Tortoise Capital Advisors, L.L.C.

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 17-18, 2015, the Trust’s Board of Trustees (“Board”), including all of the Trustees present in person who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement between the Trust and Tortoise Capital Advisors, L.L.C. (“Tortoise”) regarding the Tortoise MLP & Pipeline Fund, the Tortoise North American Energy Independence Fund, and the Tortoise Select Opportunity Fund, (each a “Fund” or collectively, the “Funds”) (the “Investment Advisory Agreement”) for another annual term.

Prior to this meeting and at a meeting held on January 8, 2015, the Trustees received and considered information from Tortoise and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following: (1) the nature, extent, and quality of the services provided by Tortoise with respect to each Fund; (2) the cost of the services provided and the profits realized by Tortoise and its affiliates from services rendered to the Trust with respect to each Fund; (3) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as each Fund grows, and whether the proposed advisory fee for that Fund reflects such economies of scale for the Fund’s benefit; and (5) other financial benefits to Tortoise and its affiliates resulting from services rendered to each Fund. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including an in-person presentation by representatives of Tortoise, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Tortoise set forth in the Investment Advisory Agreement, as it relates to each Fund, continue to be fair and reasonable in light of the services that Tortoise performs, investment advisory fees that each Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Tortoise provides under the Investment Advisory Agreement with respect to each Fund, noting that such services include but are not limited to the following: (1) investing each Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for each Fund the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to each Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Tortoise effects on behalf of each Fund; and (5) selecting broker-dealers to execute orders on behalf of each Fund. The Trustees considered Tortoise’s capitalization, its significant amount of assets under management, and its affiliation with Montage Investments, LLC (“Montage”), an SEC-registered investment adviser which, through itself and its numerous advisory subsidiaries, oversees approximately $27 billion in assets. The Trustees also considered each Fund’s investment performance as of December 31, 2014 compared to its respective benchmark and to the composite of accounts that Tortoise manages utilizing similar investment strategies to that of each Fund. The Trustees noted that while the Funds had each underperformed their S&P 500 benchmark over certain relevant time periods, the Tortoise MLP & Pipeline Fund had outperformed that benchmark since the Fund’s May 31, 2011 inception. The Trustees further noted that while each Fund also outperformed the benchmark during numerous short term periods, the benchmark does not closely resemble each Fund’s investment strategy. The Trustees also observed that each Fund’s performance was consistent with the performance of its respective composite over all relevant time periods. The Trustees considered the specialized investment strategies that Tortoise uses to manage the Funds, Tortoise’s experience in implementing similar strategies for other registered funds, and the significant investment experience of its portfolio managers in the energy industry. The Trustees concluded that they are satisfied with the nature, extent and quality of services that Tortoise provides to each of the Funds under the Investment Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the annual management fee that each Fund pays to Tortoise under the Investment Advisory Agreement, as well as Tortoise’s profitability from services that Tortoise and its affiliates rendered to the Tortoise MLP & Pipeline Fund and Tortoise North American Energy Independence Fund during the 12 month period ended June 30, 2014, and the Tortoise Select Opportunity Fund during the 9 month period ended June 30, 2014. In that regard, the Trustees noted that Tortoise and its affiliates subsidize the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Funds in excess of Rule 12b-1 fees paid by the Funds. The Trustees noted that while the management fees that Tortoise charges to separately managed accounts with similar investment strategies to that of the Funds may be higher or lower than the advisory fee for the Funds (depending upon the size of the account, relationship and/or nature and level of services Tortoise provides to the separately managed account), Tortoise has additional responsibilities with respect to the Funds, including additional compliance obligations and the preparation of Board and shareholder materials, that justify a higher fee. The Trustees also noted that Tortoise had contractually agreed to reduce its management fees and, if necessary, reimburse each Fund for operating expenses, as specified in each Fund’s prospectus. The Trustees concluded that Tortoise’s service relationship with the Tortoise MLP & Pipeline Fund provides a reasonable profit and that its service relationship with the remaining Funds has not been profitable.

Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by each Fund and those of funds in the same Morningstar benchmark category. The Trustees noted that:

●

The Tortoise MLP & Pipeline Fund’s management fee was lower than the average and median management fees of funds comprising the benchmark category. After fee waivers and expense reimbursements, the total expenses of the Fund’s Institutional and Investor Class shares were lower than, and the C Class shares were higher than, the average and median total expenses of funds comprising the benchmark category;

●

The Tortoise North American Energy Independence Fund’s management fee was higher than the average and median management fees of funds comprising the benchmark category. After fee waivers and expense reimbursements, the total expenses of the Fund’s Institutional and Investor Class shares were lower than,

36	Tortoise Capital Advisors

2015 Semi-Annual Report | May 31, 2015

Additional Information (unaudited) (continued)

and the C Class shares were higher than, the average total expenses of funds comprising the benchmark category;
●

The Tortoise Select Opportunity Fund’s management fee was higher than the average and median management fees of funds comprising the benchmark category. After fee waivers and expense reimbursements, the total expenses of the Fund’s Institutional and Investor Class shares were lower than, and the C Class shares were higher than, the average and median total expenses of funds comprising the benchmark category.

The Trustees also considered that the average net assets of the funds comprising the benchmark category were slightly lower than the assets of the Tortoise MLP & Pipeline Fund and significantly higher than the assets of the Tortoise North American Energy Independence Fund and Tortoise Select Opportunity Fund. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Tortoise’s advisory fee with respect to each Fund continues to be reasonable.

Economies of Scale. The Trustees considered whether the Funds may benefit from any economies of scale, noting that the investment advisory fees for the Funds do not contain breakpoints. The Trustees noted that while the Tortoise MLP & Pipeline Fund had experienced recent robust asset growth, assets in the remaining Funds remained quite low. They also noted that because of its contractual obligations to reduce its management fees and, if necessary, reimburse each Fund for operating expenses above a specified cap, as described in each Fund’s prospectus, Tortoise continues to waive advisory fees and reimburse expenses for the Tortoise North American Energy Independence Fund and Tortoise Select Opportunity Fund. The Trustees also noted the significant additional services that Tortoise provides to each of the Funds, including investor relations activities, press releases, coordination with the Funds’ principal underwriter, Board support, semi-annual shareholder letters, financial reporting support, proxy vote reporting support, quarterly commentaries, coordination regarding NAV calculations, annual prospectus updating, distribution policy management, tax coordination, line of credit oversight support, and support in maintaining the Funds’ website. In addition, the Trustees noted that the Tortoise MLP & Pipeline Fund incurred daily shareholder cash flows resulting in frequent trading and increased portfolio management responsibilities. Finally, the Board noted the distribution and marketing support activities that Tortoise pays for from its own profits, including coordinating with and paying Montage for the development, creation, updating and dissemination of marketing materials, as well as the significant platform expenses that Tortoise incurred for the Tortoise MLP & Pipeline Fund. The Trustees determined that the increased assets in the Tortoise MLP & Pipeline Fund had not proportionately decreased the level of advisory services that Tortoise will be required to provide such Fund. With respect to the remaining Funds, the Trustees noted that at current asset levels, it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and asset levels increase. The Trustees further noted that they would revisit the issue of breakpoints in the future for each of the Funds as circumstances change and asset levels increase.

Other Benefits. The Trustees noted that Tortoise does not utilize soft dollar arrangements with respect to portfolio transactions and that affiliated brokers are not used to execute any Fund’s portfolio transactions. While the Trustees noted that Rule 12b-1 fees may be paid to Tortoise and its affiliates as compensation for shareholder and distribution services performed on behalf of the Funds, the Trustees also observed that the distribution expenses that Tortoise and its affiliates incurred significantly exceed any Rule 12b-1 payments from the Funds. The Trustees concluded that Tortoise will not receive any additional financial benefits from services rendered to the Funds.

Availability of Fund Portfolio Information

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-855-TCA-Fund or 1-855-822-3863.

Availability of Proxy Voting Information

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-TCA-Fund or 1-855-822-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-TCA-Fund or 1-855-822-3863, or (2) on the SEC’s website at www.sec.gov.

PRIVACY NOTICE

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

Tortoise Capital Advisors	37

Contacts

Board of Trustees	Independent Registered Public
Roel Campos, Esq.	Accounting Firm
David Massart	Ernst & Young LLP
Leonard Rush, CPA	220 South Sixth Street, Suite 1400
David Swanson	Minneapolis, MN 55402
Robert Kern
Transfer Agent, Fund Accountant
Investment Adviser	and Fund Administrator
Tortoise Capital Advisors, L.L.C.	U.S. Bancorp Fund Services, LLC
11550 Ash Street, Suite 300	615 East Michigan Street
Leawood, KS 66211	Milwaukee, WI 53202

Investment Committee	Distributor
Kevin Birzer, CFA	Quasar Distributors, LLC
Zach Hamel, CFA	615 East Michigan Street
Ken Malvey, CFA	Milwaukee, WI 53202
Terry Matlack, CFA
Brian Kessens, CFA	Custodian
James Mick, CFA	U.S. Bank, N.A.
Matt Sallee, CFA	1555 North Rivercenter Drive
Rob Thummel	Milwaukee, WI 53212

Adviser Marketing Support	Fund Counsel
Montage Investments, LLC	Bernstein, Shur, Sawyer & Nelson, P.A.
4200 West 115th Street, Suite 240	100 Middle Street
Leawood, KS 66211	PO Box 9729
Portland, ME 04104

855-TCA-FUND
(855-822-3863)

This report should be accompanied or preceded
by a prospectus.
The Funds’ Statement of Additional Information
contains additional information about the Funds’
trustees and is available without charge upon request
by calling 1-855-TCA-Fund or 1-855-822-3863.

11550 Ash Street, Suite 300 Leawood, KS 6621 www.tortoiseadvisors.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first and second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	August 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	August 7, 2015

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date	August 7, 2015

* Print the name and title of each signing officer under his or her signature.